Financial Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market risk - cash flow interest rate risk
Financing and Lease Liabilities	R$ 140,563	R$ 160,542	R$ 173,103
Accounts Payable for Business Combination and acquisition of associates	R$ 625,277	532,313	R$ 48,055
Interest rate basis	CDI
Private Bonds – 6th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds	R$ 53,688	104,844
Private Bonds – 6th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds	0	210,920
Private Bonds – 9th Issuance – series 2
Market risk - cash flow interest rate risk
Bonds	259,843	0
Bonds – 1st Issuance – single
Market risk - cash flow interest rate risk
Bonds	529,465	514,574
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Financing and Lease Liabilities	140,563	160,542
Accounts Payable for Business Combination and acquisition of associates	625,277	532,313
Amount under interest rate contract	1,608,836	1,524,081
Market risk - cash flow interest rate risk | Mind Makers
Market risk - cash flow interest rate risk
Bonds	R$ 0	R$ 888
Market risk - cash flow interest rate risk | TJPLP + 5% p.a. | Mind Makers
Market risk - cash flow interest rate risk
Interest rate basis	TJPLP
Adjustment to interest rate basis	5.00%
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis	IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance – series 2 | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance – series 2 | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.70%
Market risk - cash flow interest rate risk | Private Bonds – 9th Issuance – series 2 | CDI + 2.40% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	2.40%
Market risk - cash flow interest rate risk | Bonds – 1st Issuance – single | CDI + 2.30% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	2.30%